Unit Activity	12 Months Ended
Dec. 31, 2018
Equity Offerings and Sale of Series A Preferred Units
Unit Activity

23) Unit Activity

The following table shows the movement in the number of common units, subordinated units and general partner units during the years ended December 31, 2018, 2017 and 2016:

	Common	Subordinated	General Partner	Convertible Preferred
(in units)	Units	Units	Units	Units
December 31, 2016	27,194,094	—	558,674	—
January 6, 2017: Public offering	2,500,000	—	—	—
February 2, 2017: Sale of Series A Preferred Units	—	—	—	2,083,333
June 30, 2017: Sale of Series A Preferred Units	—	—	—	1,666,667
November 8, 2017: Public offering	3,000,000	—	56,443	—
December 31, 2017	32,694,094	—	615,117	3,750,000
December 31, 2018	32,694,094	—	615,117	3,750,000

Originally approved on August 12, 2015, the common unit purchase program authorized the Partnership to repurchase up to 666,667 of its common units and the General Partner to purchase up to 333,333 common units of the Partnership. On August 10, 2016, the boards of directors of the Partnership and the General Partner each authorized an extension of the common unit purchase program to August 31, 2017. On August 9, 2017, the boards of directors of the Partnership and the General Partner authorized a further extension of the program to August 31, 2018. As of December 31, 2015, the Partnership and the General Partner had purchased 180,906 and 90,368 common units, respectively, pursuant to the program at an average purchase price of $12.71 per unit. No additional common units had been purchased by the Partnership or the General Partner as of the expiration date of the program on August 31, 2018.

All purchases are made pursuant to a single program and are allocated approximately two-thirds to the Partnership and one-third to the General Partner. There is no obligation to purchase any specific number of common units and the program may be modified, suspended, extended or terminated at any time. Common units repurchased by the Partnership under the program have been cancelled.

The subordination period for the 8,567,500 subordinated units ended on May 18, 2016. All of the subordinated units, which were owned by KNOT, converted to common units on a one-for-one basis.